Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of operating segments [line items]
Net interest income	$ 5,567		$ 5,496	$ 16,478	$ 15,991
Non-interest revenue	4,329		3,492	12,809	10,942
Total Revenue	9,896	$ 9,567	8,988	29,287	26,933
Total provision for credit losses	722	739	797	2,207	2,862
Depreciation and amortization	557		533	1,649	1,622
Non-interest expense	6,121		4,572	16,112	13,929
Income Before Provision for Income Taxes	2,496	3,498	3,086	9,319	8,520
Provision for (recovery of) income taxes	746	868	756	2,450	2,090
Net Income	1,750	2,630	2,330	6,869	6,430
Non-controlling interest in subsidiaries	2	4	3	5	9
Net income (loss) attributable to bank shareholders	1,748	$ 2,626	2,327	6,864	6,421
Average assets	1,570,474		1,433,742	1,535,790	1,486,122
Average earning assets	1,379,889		1,287,815	1,352,419	1,305,339
Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	708		773	2,181	2,397
Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	14		24	26	465
Canadian P&C
Disclosure of operating segments [line items]
Net interest income	2,558		2,459	7,506	7,203
Non-interest revenue	699		617	2,106	1,869
Total Revenue	3,257		3,076	9,612	9,072
Total provision for credit losses	507		565	1,541	1,715
Depreciation and amortization	182		162	533	472
Non-interest expense	1,217		1,179	3,661	3,453
Income Before Provision for Income Taxes	1,351		1,170	3,877	3,432
Provision for (recovery of) income taxes	371		321	1,065	942
Net Income	980		849	2,812	2,490
Non-controlling interest in subsidiaries	0		0	0	0
Net income (loss) attributable to bank shareholders	980		849	2,812	2,490
Average assets	351,274		345,353	348,396	343,543
Average earning assets	349,292		343,805	346,697	341,670
Canadian P&C | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	447		489	1,421	1,456
Canadian P&C | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	60		76	120	259
U.S. Banking
Disclosure of operating segments [line items]
Net interest income	2,390		2,221	6,874	6,783
Non-interest revenue	644		609	1,915	1,825
Total Revenue	3,034		2,830	8,789	8,608
Total provision for credit losses	173		171	576	924
Depreciation and amortization	228		237	680	745
Non-interest expense	1,522		1,433	4,471	4,391
Income Before Provision for Income Taxes	1,111		989	3,062	2,548
Provision for (recovery of) income taxes	243		222	662	545
Net Income	868		767	2,400	2,003
Non-controlling interest in subsidiaries	1		2	3	7
Net income (loss) attributable to bank shareholders	867		765	2,397	1,996
Average assets	254,477		251,683	247,690	259,617
Average earning assets	235,937		230,849	228,772	238,149
U.S. Banking | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	223		241	662	801
U.S. Banking | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	(50)		(70)	(86)	123
Wealth Management
Disclosure of operating segments [line items]
Net interest income	315		257	906	746
Non-interest revenue	1,264		1,108	3,703	3,202
Total Revenue	1,579		1,365	4,609	3,948
Total provision for credit losses	(1)		3	4	6
Depreciation and amortization	68		54	198	161
Non-interest expense	966		788	2,834	2,398
Income Before Provision for Income Taxes	546		520	1,573	1,383
Provision for (recovery of) income taxes	138		128	385	343
Net Income	408		392	1,188	1,040
Non-controlling interest in subsidiaries	0		0	0	0
Net income (loss) attributable to bank shareholders	408		392	1,188	1,040
Average assets	59,923		53,484	57,861	53,038
Wealth Management | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	2		1	5	3
Wealth Management | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	(3)		2	(1)	3
Capital Markets
Disclosure of operating segments [line items]
Net interest income	583		729	1,793	1,902
Non-interest revenue	1,544		1,047	4,660	3,726
Total Revenue	2,127		1,776	6,453	5,628
Total provision for credit losses	41		56	78	203
Depreciation and amortization	79		80	238	244
Non-interest expense	1,150		1,052	3,533	3,235
Income Before Provision for Income Taxes	857		588	2,604	1,946
Provision for (recovery of) income taxes	212		146	664	481
Net Income	645		442	1,940	1,465
Non-controlling interest in subsidiaries	0		0	0	0
Net income (loss) attributable to bank shareholders	645		442	1,940	1,465
Average assets	614,772		514,825	601,878	552,478
Capital Markets | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	30		33	74	96
Capital Markets | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	11		23	4	107
Corporate Services
Disclosure of operating segments [line items]
Net interest income	(279)		(170)	(601)	(643)
Non-interest revenue	178		111	425	320
Total Revenue	(101)		(59)	(176)	(323)
Total provision for credit losses	2		2	8	14
Depreciation and amortization	0		0	0	0
Non-interest expense	1,266		120	1,613	452
Income Before Provision for Income Taxes	(1,369)		(181)	(1,797)	(789)
Provision for (recovery of) income taxes	(218)		(61)	(326)	(221)
Net Income	(1,151)		(120)	(1,471)	(568)
Non-controlling interest in subsidiaries	1		1	2	2
Net income (loss) attributable to bank shareholders	(1,152)		(121)	(1,473)	(570)
Average assets	290,028		268,397	279,965	277,446
Corporate Services | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	6		9	19	41
Corporate Services | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	(4)		(7)	(11)	(27)
All Other Operating Segments
Disclosure of operating segments [line items]
Average earning assets	$ 794,660		$ 713,161	$ 776,950	$ 725,520